STOCK-BASED COMPENSATION Dow 2012 Restricted Stock (Details) - Restricted Stock [Member] - The Dow Chemical Company 2012 Stock Incentive Plan [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award Program Duration	10 years
Non-Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		36
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 62.82